Share-based payments - Complex vesting conditional upon listing (Fair Value at Grant Date) (Details) - Complex vesting conditional upon listing	Nov. 18, 2020 USD ($) $ / shares
Nominal value of related cash payments at assumed vesting date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	12
Market price, $	$ 9.91
Strike price, $	$ 10.00
Expected volatility	34.80%
Dividend yield	0.00%
Risk free interest rate	0.11%
FV of option, $ | $	$ 1.34
Black-Scholes-Merton pricing mode
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	8
Market price, $	$ 9.91
Strike price, $	$ 10.00
Expected volatility	34.80%
Dividend yield	0.00%
Risk free interest rate	0.11%
FV of option, $ | $	$ 1.11